Equipment, Net (Details) - Schedule of Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equipment [Line Items]
Total cost of equipment	$ 136,366,607	$ 136,299,871
Total accumulated depreciation	(42,660,097)	(18,159,313)
Accumulated impairment loss	(11,849,595)	(11,849,595)
Net book value	81,856,915	106,290,963
Servers, computer and network equipment [Member]
Schedule of Equipment [Line Items]
Total cost of equipment	140,204	73,468
Total accumulated depreciation	(70,674)	(25,164)
Mining equipment [Member]
Schedule of Equipment [Line Items]
Total cost of equipment	136,226,403	136,226,403
Total accumulated depreciation	$ (42,589,423)	$ (18,134,149)